Ivy Mid Cap Income Opportunities Fund
Ivy Mid Cap Income Opportunities Fund
Objective
To seek to provide total return through a combination of current income and capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in funds within Ivy Funds, InvestEd Portfolios and/or Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 237 of the Fund’s prospectus and in the Purchase, Redemption and Pricing of Shares section on page 134 of the Fund’s statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ivy Mid Cap Income Opportunities Fund - USD ($)	Class A		Class C		Class E		Class I	Class R	Class R6	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none		5.75%		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	1.00%	[1]	none		none	none	none	none
Maximum Account Fee	$ 20	[2]	$ 20	[2]	$ 20	[2]	none	none	none	none
[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20. With limited exceptions, for Class E shares, the current $20 account fee for Ivy InvestEd Plan accounts with a balance of less than $25,000 will be assessed annually at the close of business on the second Tuesday of December.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Ivy Mid Cap Income Opportunities Fund		Class A	Class C	Class E	Class I	Class R	Class R6	Class Y
Management Fees		0.85%	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	none	0.25%
Other Expenses		0.56%	0.43%	0.31%	0.45%	0.56%	0.31%	0.48%
Total Annual Fund Operating Expenses		1.66%	2.28%	1.41%	1.30%	1.91%	1.16%	1.58%
Fee Waiver and/or Expense Reimbursement	[1]	0.31%	0.21%	0.11%	0.25%	0.11%	0.11%	0.23%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.35%	2.07%	1.30%	1.05%	1.80%	1.05%	1.35%
[1]	Through July 31, 2017, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses for Class A shares at 1.35%, Class C shares at 2.07%, Class E shares at 1.30%, Class I shares at 1.05%, Class R shares at 1.80%, Class R6 shares at 1.05% and Class Y shares at 1.35%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board of Trustees (Board).

Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for a one year period, as indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ivy Mid Cap Income Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	1,040	1,398	2,403
Class C Shares	210	692	1,201	2,599
Class E Shares	720	1,045	1,392	2,360
Class I Shares	107	387	689	1,546
Class R Shares	183	589	1,021	2,224
Class R6 Shares	107	358	628	1,399
Class Y Shares	137	476	839	1,859

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Ivy Mid Cap Income Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A Shares	705	1,040	1,398	2,403
Class C Shares	210	692	1,201	2,599
Class E Shares	720	1,045	1,392	2,360
Class I Shares	107	387	689	1,546
Class R Shares	183	589	1,021	2,224
Class R6 Shares	107	358	628	1,399
Class Y Shares	137	476	839	1,859

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal Investment Strategies
Ivy Mid Cap Income Opportunities Fund seeks to achieve its objective by investing primarily in a diversified portfolio of income-producing common stocks of mid-capitalization companies that IICO believes demonstrate favorable prospects for total return. Under normal circumstances, the Fund invests at least 80% of its net assets in the securities of mid-capitalization companies, which, for purposes of this Fund, typically are companies with market capitalizations within the range of companies in the Russell Midcap Index at the time of acquisition. As of June 30, 2016, this range of market capitalizations was between approximately $1.59 billion and $28.58 billion. The Fund focuses primarily on mid-capitalization companies that IICO believes have the ability to sustain, and potentially increase, dividends while providing capital appreciation over the long-term. The Fund also may invest, to a lesser extent, in companies that pay other types of income to shareholders, including return of capital.

In selecting securities for the Fund, IICO primarily emphasizes a bottom-up (researching individual issuers) approach and may look at a number of factors in its consideration of a company, such as: competitive and sustainable dividend yield; potential growth in dividend yield; strong financial and operational capabilities; stable and consistent revenue, earnings, and cash flow; a sound balance sheet; market potential; profit potential and a proven track record of, or the potential for, returning capital to shareholders. Part of IICO’s investment process also includes a review of the macroeconomic environment, with a focus on factors such as interest rates, inflation, consumer confidence and corporate spending.

The Fund typically will hold a limited number of stocks (generally 35 to 50). The Fund will emphasize investments in dividend-paying and other income-producing securities to seek to provide a steady return. The Fund’s portfolio holdings generally will be of approximate equal weight, but IICO may adjust the weighting depending upon market conditions, for investment opportunities, or when IICO adds or divests certain positions. IICO intends to re-balance the Fund’s portfolio holdings at least quarterly in an effort to maintain an approximate equal weighting.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses in buying securities of that type. For example, IICO may sell a security if it believes the security is no longer able to pay a dividend in the future, no longer offers attractive current income prospects or significant growth potential or if there have been changes in economic or market factors in general or with respect to a particular industry or sector, changes in the market trends or other factors affecting an individual security. IICO also may sell a security to rebalance the portfolio, to reduce the Fund’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Dividend-Paying Stock Risk. Dividend-paying stocks may fall out of favor with investors and underperform non-dividend paying stocks and the market as a whole over any period of time. In addition, there is no guarantee that the companies in which the Fund invests will declare dividends in the future or that dividends, if declared, will remain at current levels or increase over time. The amount of any dividend a company may pay may fluctuate significantly. In addition, the value of dividend-paying common stocks can decline when interest rates rise as other investments become more attractive to investors. This risk may be greater due to the current period of historically low interest rates.
  Holdings Risk. The Fund typically holds a limited number of stocks (generally 35 to 50). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund’s NAV than it would if the Fund invested in a larger number of securities.
  Management Risk. Fund performance is primarily dependent on IICO’s skill in evaluating and managing the Fund’s portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Mid Size Company Risk. Securities of mid-capitalization companies may be more vulnerable to adverse developments than those of larger companies due to such companies’ limited product lines, limited markets and financial resources and dependence upon a relatively small management group. Securities of mid-capitalization companies may be more volatile and less liquid than the securities of larger companies, and may be affected to a greater extent than other types of securities by the underperformance of a sector or during market downturns.

Performance
The chart and table below provide some indication of the risks of investing in the Fund. The chart shows the performance for Class A shares for the calendar year 2015. The table shows the average annual total returns for each Class of the Fund and also compares the Fund’s returns with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges for the Fund.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary. Return After Taxes on Distributions and Sale of Fund Shares may be better than Return Before Taxes due to an assumed tax benefit from losses on a sale of the Fund’s shares at the end of the period.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyinvestments.com or call 800.777.6472 for the Fund’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 3.21% (the first quarter of 2015) and the lowest quarterly return was -7.14% (the third quarter of 2015). The Class A return for the year through June 30, 2016 was 13.13%.
Average Annual Total Returns as of December 31, 2015
Average Annual Total Returns - Ivy Mid Cap Income Opportunities Fund	1 Year	Life of Class	Inception Date
Class A	(9.11%)	(1.38%)	Oct. 01, 2014
Class A | Return After Taxes on Distributions	(9.49%)	(1.78%)	Oct. 01, 2014
Class A | Return After Taxes on Distributions and Sale of Fund Shares	(4.84%)	(1.04%)	Oct. 01, 2014
Class C	(4.23%)	2.70%	Oct. 01, 2014
Class E	(9.06%)	(1.33%)	Oct. 01, 2014
Class I	(3.25%)	3.70%	Oct. 01, 2014
Class R	(4.00%)	2.96%	Oct. 01, 2014
Class R6	(3.25%)	3.70%	Oct. 01, 2014
Class Y	(3.54%)	3.40%	Oct. 01, 2014
Russell Midcap Index (reflects no deduction for fees, expenses or taxes) (Life of Class index comparison begins on October 1, 2014)	(2.44%)	3.84%	Oct. 01, 2014
Lipper Mid-Cap Core Funds Universe Average (net of fees and expenses) (Life of Class index comparison begins on October 1, 2014)	(4.30%)	1.71%	Oct. 01, 2014